September 26, 2008


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   The World Funds, Inc.: File Nos. 333-29289 and 811-08255
      Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, The World Funds, Inc. (the "Company"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 67 to the Company's Registration Statement on Form N-1A. The purpose of the Post-Effective Amendment is to introduce one new series, the Epoch U.S. Large Cap Equity Fund, to the Company.

Please contact me at 202.739.5662 with your questions or comments.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman